Report of Directors Financial Review Risk Report - Consensus central scenario Narrative (Details)	12 Months Ended
Dec. 31, 2025 $ / bbl
West Texas Intermediate oil
Disclosure of credit risk exposure [line items]
Average oil price	65
Consensus central scenario
Disclosure of credit risk exposure [line items]
Effective trade-weighted average rate	15.00%
GDP growth rate, one year average	2.50%
GDP growth rate, 5-year average	2.60%
Forecast period	5 years